As filed with the Securities and Exchange Commission on November 22, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Zac Tackett
Apex Fund Services
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2022 – September 30, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

Semi Annual Report
September 30, 2022
CornerCap
Small-Cap Value Fund

Table of Contents
Fund Expenses 3
Schedule of Investments 5
Statement of Assets and Liabilities 17
Statement of Operations 18
Statements of Changes in Net Assets 19
Financial Highlights 20
Notes to Financial Statements 22
Additional Information 29

Fund Expenses (Unaudited)
September 30, 2022
Semi Annual Report I September 30, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including wire fees, redemption fees, and low balance fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 through September 30, 2022.
Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees, redemption fees, and low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account Value
April 1, 2022
Ending
Account Value
September 30, 2022
Expenses
Paid During
Period
(a)
Investor Shares
Actual $ 1,000.00 $ 835.46 $ 5.98
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.55 $ 6.58
Institutional Shares
Actual $ 1,000.00 $ 836.57 $ 4.60
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.05 $ 5.06
(a)
These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month
expense ratio is   1.30 % for CornerCap Small-Cap Value Fund — Investor Shares and 1.00% for CornerCap Small-Cap Value Fund —
Institutional Shares, respectively. The dollar amounts shown as “Expenses Paid During Period”  are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (183), then divided by 365.

Fund Expenses (Unaudited)
September 30, 2022

www.cornercapfunds.com
The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Fund does not charge any account maintenance fees or sales load, but do charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income
Security Act.

Schedule of Investments
September 30, 2022 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2022
Shares Fair Value
COMMON STOCK (99.1%)
Auto Parts & Equipment ( 1.1% )
Allison Transmission Holdings, Inc. 17,467 $ 589,686
Dorman Products, Inc.
(a)
6,269 514,810
Gentex Corp. 9,724 231,820
1,336,316
Banks ( 16.7% )
Associated Banc-Corp. 12,502 251,040
Bank OZK 6,771 267,861
Bar Harbor Bankshares 15,066 399,550
BayCom Corp. 12,230 215,003
Business First Bancshares, Inc. 11,869 255,540
Cadence Bank 20,943 532,162
Carter Bankshares , Inc.
(a)
17,125 275,713
Cathay General Bancorp 12,634 485,904
Central Pacific Financial Corp. 21,557 446,014
Civista Bancshares, Inc. 27,691 574,865
CNB Financial Corp. 26,612 627,245
ConnectOne Bancorp, Inc. 10,426 240,424
Customers Bancorp, Inc.
(a)
12,802 377,403
Enterprise Financial Services Corp. 11,079 487,919
Farmers National Banc Corp. 33,895 443,686
Finwise Bancorp
(a)
18,082 163,280
First Bank/Hamilton NJ 18,323 250,475
First Busey Corp. 23,085 507,408
First Commonwealth Financial Corp. 37,767 484,928
First Financial Bancorp 21,875 461,125
First Internet Bancorp 3,046 103,138
First Merchants Corp. 13,050 504,774
FNB Corp. 41,268 478,709
Fulton Financial Corp. 16,830 265,914
Heritage Commerce Corp. 20,368 230,973
Hope Bancorp, Inc. 36,662 463,408
Horizon Bancorp, Inc./IN 30,269 543,631
Independent Bank Corp. 13,740 262,434
Lakeland Bancorp, Inc. 32,916 526,985
Mercantile Bank Corp. 14,206 422,060
Metropolitan Bank Holding Corp.
(a)
3,257 209,621
Midland States Bancorp, Inc. 20,521 483,680
MidWestOne Financial Group, Inc. 17,263 471,107
Northrim BanCorp , Inc. 6,934 288,177
Old Second Bancorp, Inc. 19,097 249,216
OP Bancorp 30,629 340,594
PacWest Bancorp 19,738 446,079

Schedule of Investments
September 30, 2022 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Banks (16.7%) (continued)
Pathward Financial, Inc. 6,221 $ 205,044
PCB Bancorp 13,788 249,149
Peapack -Gladstone Financial Corp. 8,008 269,469
Preferred Bank/Los Angeles CA 8,294 541,018
QCR Holdings, Inc. 9,483 483,064
RBB Bancorp 27,123 563,616
Synovus Financial Corp. 12,126 454,846
The Bancorp, Inc.
(a)
22,147 486,791
Univest Financial Corp. 10,252 240,717
Valley National Bancorp 48,792 526,954
Veritex Holdings, Inc. 15,163 403,184
Virtu Financial, Inc., Class A 14,225 295,453
Webster Financial Corp. 10,668 482,194
Western New England Bancorp, Inc. 40,901 332,525
Wintrust Financial Corp. 6,291 513,031
20,085,100
Beverages - Non-alcoholic ( 0.4% )
Coca-Cola Consolidated, Inc. 1,125 463,196
Biotechnology ( 4.2% )
4D Molecular Therapeutics, Inc.
(a)
10,354 83,246
Alector , Inc.
(a)
11,767 111,316
Allakos , Inc.
(a)
32,567 199,310
Allovir , Inc.
(a)
22,843 180,231
Annexon , Inc.
(a)
22,256 137,542
Applied Molecular Transport, Inc.
(a)
44,101 42,919
Arcus Biosciences, Inc.
(a)
3,874 101,344
BioAtla , Inc.
(a)
13,010 100,177
C4 Therapeutics, Inc.
(a)
9,815 86,078
Cullinan Oncology, Inc.
(a)
8,053 103,239
CytomX Therapeutics, Inc.
(a)
79,697 115,561
Denali Therapeutics, Inc.
(a)
3,241 99,466
Dyne Therapeutics, Inc.
(a)
10,535 133,794
Editas Medicine, Inc.
(a)
5,658 69,254
Fate Therapeutics, Inc.
(a)
3,353 75,141
Generation Bio Co.
(a)
15,099 80,176
Graphite Bio, Inc.
(a)
35,187 111,543
Homology Medicines, Inc.
(a)
39,929 64,286
Ikena Oncology, Inc.
(a)
11,876 42,160
ImmunoGen , Inc.
(a)
17,731 84,754

Schedule of Investments
September 30, 2022 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2022
Shares Fair Value
Biotechnology (4.2%) (continued)
Instil Bio, Inc.
(a)
20,700 $ 100,188
Ionis Pharmaceuticals, Inc.
(a)
2,806 124,109
Iovance Biotherapeutics , Inc.
(a)
8,987 86,095
Kronos Bio, Inc.
(a)
14,607 48,933
Kymera Therapeutics, Inc.
(a)
4,005 87,189
LianBio , ADR
(a)
42,042 83,664
Ligand Pharmaceuticals, Inc.
(a)
1,297 111,685
MacroGenics , Inc.
(a)
27,977 96,800
Magenta Therapeutics, Inc.
(a)
68,263 96,251
MeiraGTx Holdings plc
(a)
13,290 111,769
Mersana Therapeutics, Inc.
(a)
23,652 159,887
Monte Rosa Therapeutics, Inc.
(a)
13,615 111,235
Nektar Therapeutics
(a)
32,720 104,704
NGM Biopharmaceuticals, Inc.
(a)
6,831 89,349
Nuvation Bio, Inc.
(a)
38,143 85,440
Omeros Corp.
(a)
27,686 87,211
Poseida Therapeutics, Inc.
(a)
33,368 117,789
Praxis Precision Medicines, Inc.
(a)
37,838 85,892
Precision BioSciences , Inc.
(a)
69,694 90,602
Rubius Therapeutics, Inc.
(a)
142,771 61,934
Sage Therapeutics, Inc.
(a)
2,919 114,308
Sangamo Therapeutics, Inc.
(a)
24,541 120,251
Sarepta Therapeutics, Inc.
(a)
1,273 140,717
Scholar Rock Holding Corp.
(a)
14,490 100,416
Selecta Biosciences, Inc.
(a)
51,193 83,957
Shattuck Labs, Inc.
(a)
26,530 71,631
Surface Oncology, Inc.
(a)
55,378 57,593
Sutro Biopharma, Inc.
(a)
18,563 103,025
Taysha Gene Therapies, Inc.
(a)
26,474 51,095
TCR2 Therapeutics, Inc.
(a)
34,649 62,368
Vir Biotechnology, Inc.
(a)
5,227 100,777
Zentalis Pharmaceuticals, Inc.
(a)
4,501 97,492
5,065,893
Building Materials ( 3.0% )
Apogee Enterprises, Inc. 13,284 507,715
BrightView Holdings, Inc.
(a)
51,183 406,393
Cavco Industries, Inc.
(a)
1,149 236,418

Schedule of Investments
September 30, 2022 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Building Materials (3.0%) (continued)
Eagle Materials, Inc. 2,156 $ 231,080
M/I Homes, Inc.
(a)
11,893 430,883
Masonite International Corp.
(a)
6,750 481,208
Patrick Industries, Inc. 7,391 324,021
PGT Innovations, Inc.
(a)
15,574 326,431
Quanex Building Products Corp. 23,304 423,201
UFP Industries, Inc. 3,420 246,787
3,614,137
Chemicals ( 2.8% )
American Vanguard Corp. 23,269 435,130
Avient Corp. 12,247 371,084
Haynes International, Inc. 11,680 410,202
Ingevity Corp.
(a)
7,621 462,061
Kronos Worldwide, Inc. 50,519 471,847
Minerals Technologies, Inc. 4,443 219,529
The Chemours Co. 14,742 363,390
Tronox Holdings PLC, Class A 35,618 436,321
Valhi, Inc. 5,867 147,614
3,317,178
Commercial Services ( 4.9% )
Alarm.com Holdings, Inc.
(a)
3,824 248,025
ASGN, Inc.
(a)
2,967 268,128
Cable One, Inc. 537 458,088
CoreCivic , Inc.
(a)
56,721 501,414
Euronet Worldwide, Inc.
(a)
5,855 443,575
Forrester Research, Inc.
(a)
12,873 463,557
Heidrick & Struggles International, Inc. 15,982 415,372
Kelly Services, Inc., Class A 14,448 196,348
Korn Ferry 4,349 204,185
ManpowerGroup , Inc. 7,032 454,900
Medifast , Inc. 1,414 153,221
Repay Holdings Corp.
(a)
33,229 234,597
SP Plus Corp.
(a)
16,037 502,279
The Aaron's Co., Inc. 38,874 377,855
WEX, Inc.
(a)
3,343 424,360
Yelp, Inc.
(a)
17,482 592,815
5,938,719
Computers ( 1.3% )
Box, Inc.
(a)
22,691 553,434
CommVault Systems, Inc.
(a)
10,233 542,758

Schedule of Investments
September 30, 2022 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2022
Shares Fair Value
Computers (1.3%) (continued)
Qualys , Inc.
(a)
3,475 $ 484,380
1,580,572
Distribution/Wholesale ( 0.3% )
ScanSource , Inc.
(a)
12,924 341,323
Diversified Financial Services ( 2.0% )
Affiliated Managers Group, Inc. 2,148 240,254
Air Lease Corp. 13,518 419,193
BGC Partners, Inc., Class A 68,509 215,118
Cushman & Wakefield PLC
(a)
27,121 310,535
Evercore , Inc., Class A 4,320 355,320
NMI Holdings, Inc., Class A
(a)
29,133 593,439
StoneX Group, Inc.
(a)
3,508 290,954
2,424,813
Education ( 0.9% )
Bright Horizons Family Solutions, Inc.
(a)
5,641 325,204
Graham Holdings Co., Class B 479 257,692
Laureate Education, Inc., Class A
(a)
46,370 489,204
1,072,100
Electric ( 1.6% )
ALLETE, Inc. 9,508 475,875
Black Hills Corp. 6,917 468,489
NorthWestern Corp. 10,050 495,264
Unitil Corp. 10,222 474,812
1,914,440
Electrical Components & Equipment ( 3.2% )
IPG Photonics Corp.
(a)
5,456 460,214
Jabil, Inc. 11,127 642,139
Knowles Corp.
(a)
18,891 229,903
Littelfuse , Inc. 1,183 235,050
Sanmina Corp.
(a)
11,422 526,326
Sensata Technologies Holding PLC 12,921 481,695
TTM Technologies, Inc.
(a)
34,833 459,099
Vishay Intertechnology , Inc. 28,621 509,168
Vishay Precision Group, Inc.
(a)
9,328 276,015
3,819,609
Electronics ( 0.8% )
Avnet, Inc. 12,780 461,614
OSI Systems, Inc.
(a)
7,053 508,239
    969,853

Schedule of Investments
September 30, 2022 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Engineering & Construction ( 1.3% )
EMCOR Group, Inc. 4,501 $ 519,776
Primoris Services Corp. 26,591 432,104
Sterling Infrastructure, Inc.
(a)
26,124 560,882
1,512,762
Food ( 1.4% )
Calavo Growers, Inc. 14,659 465,423
Flowers Foods, Inc. 21,702 535,822
Natural Grocers by Vitamin Cottage, Inc. 16,206 174,863
Post Holdings, Inc.
(a)
6,612 541,589
1,717,697
Forest Products & Paper ( 0.4% )
Clearwater Paper Corp.
(a)
12,342 464,059
Gambling (Non-Hotel) ( 1.6% )
Accel Entertainment, Inc.
(a)
24,910 194,547
Everi Holdings, Inc.
(a)
29,300 475,246
Golden Entertainment, Inc.
(a)
10,954 382,185
Monarch Casino & Resort, Inc.
(a)
7,426 416,895
Red Rock Resorts, Inc., Class A 13,491 462,202
1,931,075
Hand & Machine Tools ( 0.3% )
Columbus McKinnon Corp. 15,723 411,314
Healthcare Products ( 3.6% )
Avanos Medical, Inc.
(a)
21,051 458,491
Catalyst Pharmaceuticals, Inc.
(a)
38,651 495,892
Haemonetics Corp.
(a)
6,930 513,028
Integra LifeSciences Holdings Corp.
(a)
9,249 391,788
Lantheus Holdings, Inc.
(a)
6,273 441,180
LivaNova PLC
(a)
4,472 227,044
Merit Medical Systems, Inc.
(a)
9,893 559,053
NuVasive , Inc.
(a)
12,073 528,918
Patterson Cos., Inc. 18,054 433,657
Sensus Healthcare, Inc.
(a)
19,393 242,994
4,292,045
Healthcare Services ( 3.0% )
Exelixis , Inc.
(a)
28,769 451,098
Option Care Health, Inc.
(a)
20,237 636,858
Phibro Animal Health Corp., Class A 35,021 465,429

Schedule of Investments
September 30, 2022 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2022
Shares Fair Value
Healthcare Services (3.0%) (continued)
Premier, Inc., Class A 15,391 $ 522,370
Syneos Health, Inc.
(a)
8,658 408,225
The Ensign Group, Inc. 7,372 586,074
United Therapeutics Corp.
(a)
2,683 561,767
3,631,821
Home Builders ( 0.2% )
Taylor Morrison Home Corp., Class A
(a)
9,060 211,279
Hotels ( 1.5% )
Bluegreen Vacations Holding Corp. 23,778 392,813
Marriott Vacations Worldwide Corp. 4,405 536,793
Playa Hotels & Resorts NV
(a)
79,893 464,977
Travel + Leisure Co. 12,443 424,555
1,819,138
Household Products ( 0.7% )
ACCO Brands Corp. 42,401 207,765
Ennis, Inc. 30,316 610,261
818,026
Insurance ( 1.4% )
Axis Capital Holdings, Ltd. 12,630 620,764
Primerica, Inc. 4,020 496,269
RenaissanceRe Holdings, Ltd. 4,179 586,690
1,703,723
Machinery - Diversified ( 2.7% )
Altra Industrial Motion Corp. 14,010 471,016
BWX Technologies, Inc. 10,367 522,186
Cactus, Inc. 5,503 211,480
DXP Enterprises, Inc./TX
(a)
17,644 417,810
Gates Industrial Corp. PLC
(a)
47,037 459,081
GrafTech International, Ltd. 59,336 255,738
Kennametal, Inc. 19,437 400,014
Thermon Group Holdings, Inc.
(a)
33,014 508,746
3,246,071
Media ( 1.4% )
Cumulus Media, Inc., Class A
(a)
32,449 228,117
Entravision Communications Corp., Class A 54,705 217,179
Gray Television, Inc. 28,876 413,504
iHeartMedia , Inc., Class A
(a)
56,881 416,938
Sinclair Broadcast Group, Inc., Class A 19,748 357,241
    1,632,979

Schedule of Investments
September 30, 2022 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Medical Devices ( 0.4% )
iRadimed Corp. 16,618 $ 499,537
Metal Fabricate & Hardware ( 0.9% )
Helios Technologies, Inc. 9,453 478,322
Proto Labs, Inc.
(a)
11,339 413,080
TriMas Corp. 7,273 182,334
1,073,736
Miscellaneous Manufacturing ( 3.6% )
Brady Corp., Class A 11,882 495,836
Harley-Davidson, Inc. 15,101 526,723
Hillenbrand, Inc. 12,522 459,808
Moog, Inc., Class A 6,567 461,989
MSA Safety, Inc. 4,383 478,974
O-I Glass, Inc.
(a)
39,039 505,555
Oxford Industries, Inc. 3,594 322,669
Pilgrim's Pride Corp.
(a)
17,021 391,824
Resideo Technologies, Inc.
(a)
12,857 245,054
Standex International Corp. 5,537 452,096
4,340,528
Oil & Gas ( 8.6% )
APA Corp. 12,591 430,486
Berry Corp. 31,043 232,823
Chord Energy Corp. 4,745 648,974
CVR Energy, Inc. 15,261 442,264
Delek U.S. Holdings, Inc. 11,220 304,511
EnLink Midstream, LLC 52,486 466,601
MRC Global, Inc.
(a)
63,482 456,436
Murphy Oil Corp. 14,033 493,541
National Fuel Gas Co. 8,888 547,056
NexTier Oilfield Solutions, Inc.
(a)
24,771 183,305
Northwest Natural Holding Co. 10,932 474,230
Ovintiv , Inc. 15,055 692,530
PDC Energy, Inc. 8,693 502,368
ProPetro Holding Corp.
(a)
64,000 515,200
Ranger Oil Corp. 15,774 496,092
REX American Resources Corp.
(a)
8,169 228,079
Riley Exploration Permian, Inc. 24,742 469,603
SM Energy Co. 11,530 433,643
Solaris Oilfield Infrastructure, Inc., Class A 50,503 472,708
Spire, Inc. 7,168 446,781
Talos Energy, Inc.
(a)
28,709 478,005
UGI Corp. 12,774 412,983

Schedule of Investments
September 30, 2022 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2022
Shares Fair Value
Oil & Gas (8.6%) (continued)
World Fuel Services Corp. 23,124 $ 542,027
10,370,246
Pharmaceuticals ( 1.9% )
Amneal Pharmaceuticals, Inc.
(a)
85,996 173,712
Amphastar Pharmaceuticals, Inc.
(a)
17,771 499,365
Arvinas , Inc.
(a)
2,644 117,632
Assertio Holdings, Inc.
(a)
86,831 197,106
Gritstone bio, Inc.
(a)
40,619 104,391
Jounce Therapeutics, Inc.
(a)
48,257 112,921
Olema Pharmaceuticals, Inc.
(a)
27,664 76,353
ORIC Pharmaceuticals, Inc.
(a)
34,870 111,584
Passage Bio, Inc.
(a)
51,410 64,263
Pieris Pharmaceuticals, Inc.
(a)
34,753 39,966
Prestige Consumer Healthcare, Inc.
(a)
9,080 452,456
USANA Health Sciences, Inc.
(a)
7,199 403,504
2,353,253
Real Estate Investment Trusts ( 7.1% )
American Assets Trust, Inc. REIT 14,674 377,415
Apple Hospitality REIT, Inc. 33,392 469,492
Braemar Hotels & Resorts, Inc. REIT 93,902 403,779
Brixmor Property Group, Inc. REIT 20,455 377,804
City Office REIT, Inc. 20,811 207,486
Cousins Properties, Inc. REIT 8,342 194,786
DiamondRock Hospitality Co. REIT 54,633 410,294
Douglas Emmett, Inc. REIT 9,541 171,070
EastGroup Properties, Inc. REIT 1,591 229,645
EPR Properties REIT 11,602 416,048
Essential Properties Realty Trust, Inc. REIT 20,855 405,630
Getty Realty Corp. REIT 16,929 455,221
Global Medical REIT, Inc. 37,896 322,874
Highwoods Properties, Inc. REIT 6,243 168,311
Innovative Industrial Properties, Inc. REIT 3,585 317,272
Office Properties Income Trust REIT 11,922 167,504
Outfront Media, Inc. REIT 25,663 389,821
Paramount Group, Inc. REIT 59,860 372,928
Piedmont Office Realty Trust, Inc., Class A REIT 38,795 409,675
Power REIT
(a)
10,242 109,282
Retail Opportunity Investments Corp. REIT 26,019 358,021
RLJ Lodging Trust REIT 37,575 380,259
The Howard Hughes Corp.
(a)
3,311 183,396
The Necessity Retail REIT, Inc. 30,064 176,776

Schedule of Investments
September 30, 2022 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Real Estate Investment Trusts (7.1%) (continued)
Uniti Group, Inc. REIT 47,474 $ 329,944
Urstadt Biddle Properties, Inc., Class A REIT 25,031 388,231
Whitestone REIT 43,492 367,942
8,560,906
Recreational Vehicles ( 0.6% )
Malibu Boats, Inc., Class A
(a)
9,248 443,811
MasterCraft Boat Holdings, Inc.
(a)
12,094 227,972
671,783
Retail ( 3.0% )
Casey's General Stores, Inc. 2,359 477,745
Chico's FAS, Inc.
(a)
50,533 244,580
Coty, Inc., Class A
(a)
73,554 464,861
Herbalife Nutrition, Ltd.
(a)
10,784 214,494
Kimball International, Inc., Class B 30,799 193,726
La-Z-Boy, Inc. 15,189 342,816
PVH Corp. 6,913 309,702
Qurate Retail, Inc., Class A
(a)
68,892 138,473
TravelCenters of America, Inc.
(a)
4,829 260,428
Turning Point Brands, Inc. 8,798 186,781
Under Armour , Inc.
(a)
55,186 366,987
Vector Group, Ltd. 50,071 441,125
3,641,718
Savings & Loans ( 2.3% )
Axos Financial, Inc.
(a)
6,957 238,138
Banc of California, Inc. 14,239 227,397
Brookline Bancorp, Inc. 40,089 467,037
FS Bancorp, Inc. 9,148 249,374
Home Bancorp, Inc. 6,032 235,188
HomeTrust Bancshares, Inc. 11,645 257,354
OceanFirst Financial Corp. 29,666 552,974
Washington Federal, Inc. 17,666 529,627
2,757,089
Semiconductors ( 2.1% )
Amkor Technology, Inc. 12,239 208,675
Cirrus Logic, Inc.
(a)
7,522 517,513
Cohu , Inc.
(a)
18,224 469,815
MaxLinear , Inc.
(a)
14,132 460,986
Semtech Corp.
(a)
15,327 450,767
Ultra Clean Holdings, Inc.
(a)
15,985 411,614
    2,519,370

Schedule of Investments
September 30, 2022 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2022
Shares Fair Value
Software ( 3.0% )
ACI Worldwide, Inc.
(a)
19,912 $ 416,161
American Software, Inc., Class A 29,899 458,053
Brightcove , Inc.
(a)
9,123 57,475
EverCommerce , Inc.
(a)
44,081 481,805
Five9, Inc.
(a)
6,184 463,676
Immersion Corp.
(a)
50,805 278,919
PowerSchool Holdings, Inc.
(a)
32,462 541,791
Progress Software Corp. 10,507 447,073
Sapiens International Corp. NV 22,280 427,330
3,572,283
Telecommunications ( 2.0% )
CommScope Holding Co., Inc.
(a)
20,676 190,426
InterDigital , Inc. 9,323 376,836
Maxar Technologies, Inc. 21,181 396,508
Q2 Holdings, Inc.
(a)
6,326 203,697
Telephone and Data Systems, Inc. 34,073 473,615
Viavi Solutions, Inc.
(a)
35,693 465,793
WideOpenWest , Inc.
(a)
24,218 297,155
2,404,030
Transportation ( 0.9% )
Alaska Air Group, Inc.
(a)
12,216 478,257
Daseke , Inc.
(a)
36,576 197,876
XPO Logistics, Inc.
(a)
9,335 415,594
1,091,727
TOTAL COMMON STOCK (COST $135,045,841) 119,191,444
INVESTMENTS, AT VALUE (COST $135,045,841) 99.1% 119,191,444
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES 0.9% 1,101,865
NET ASSETS 100.0% $ 120,293,309
(a) Non-income producing security.
Common Abbreviations:
ADR American Depositary Receipt
LLC Limited Liability Company
PLC Public Limited Company
REIT Real Estate Investment Trust

Schedule of Investments
September 30, 2022 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
*These allocations may not reflect the current or future position of the portfolio.
Sector Allocation as a Percentage of Total Investments*
Financials 25.67%
Industrials 14.36%
Health Care 13.29%
Information Technology 13.12%
Consumer Discretionary 11.13%
Energy 8.70%
Real Estate 4.14%
Materials 3.17%
Consumer Staples 2.56%
Communication Services 2.25%
Utilities 1.61%

Statement of Assets and Liabilities
September 30, 2022 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2022
ASSETS:
Investments, at value (Cost $135,045,841)
$ 119,191,444
Cash
772,228
Receivable for fund shares subscribed
24,237
Receivable for investments sold
3,105,062
Dividends receivable
161,727
Total assets
123,254,698
LIABILITIES:
Payable for investment securities purchased
2,851,192
Payable for fund shares redeemed
44,585
Advisory fee payable
37,538
Other expenses
28,074
Total liabilities
2,961,389
Net assets
$ 120,293,309
PRICING OF INVESTOR SHARES (Note 2):
Net Assets
64,320,013
Shares Outstanding
5,171,645
Net asset value, offering and redemption price per share
$ 12.44
PRICING OF INSTITUTIONAL SHARES (Note 2) :
Net Assets
$ 55,973,296
Shares Outstanding
4,481,571
Net asset value, offering and redemption price per share
$ 12.49
NET ASSETS CONSISTS OF:
Paid-in capital
$ 124,473,093
Distributable earnings
(4,179,784)
Net assets
$ 120,293,309

Statement of Operations
For the Six Months Ended September 30, 2022 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
INVESTMENT INCOME:
Dividends, (net of foreign withholding taxes of $2,147)
$ 1,796,777
Total investment income
1,796,777
EXPENSES:
Advisory fees
764,050
Operating expenses
Investor Shares
207,843
Institutional Shares
32,933
Total expenses
1, 004,826
Less fees waived/reimbursed by investment adviser
–
Net expenses
1,004,826
Net investment income
791,951
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments
25,388,752
Net change in unrealized appreciation on investments
(19,213,165)
Net gain on investments
6,175,587
Net increase in net assets resulting from operations
$ 6,967,538

Statements of Changes in Net Assets
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2022
For the Six
Months
Ended
September 30,
2022
(Unaudited)
For the Year
Ended
March 31, 2022
OPERATIONS:
Net investment income
$ 511,617 $ 1,291,473
Net realized gain on investments
776,880 39,386,985
Net change in unrealized appreciation (depreciation) of investments
(25,584,318) (25,635,543)
Net increase (decrease) in net assets resulting from operations
(24,295,821) 15,042,915
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares
– (23,164,663)
Institutional Shares
– (18,315,227)
Total distributions
– (41,479,890)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) from capital share transactions (see Note 3 )
(6,731,838) 7,736,865
Redemption fees
4 997
Net increase (decrease) from capital share transactions
(6,731,834) 7,737,862
Total decrease in net assets
(31,027,655) (18,699,113)
NET ASSETS:
Beginning of period
151,320,964 170,020,077
End of period
$ 120,293,309 $ 151,320,964

Financial Highlights
CornerCap Small-Cap Value Fund - Investor Shares
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Selected data for each share of beneficial interest outstanding throughout the periods indicated:
Six Months
Ended
September
30, 2022
(Unaudited)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Year
Ended
March 31,
2018
INVESTOR SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
$ 14.89 $ 18.11 $ 9.67 $ 13.12 $ 15.27 $ 16.68
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
(a)
0.04 0.12 0.13 0.10 0.08 0.06
Net realized and unrealized gain (loss) on investments
(2.49) 1.62 8.41 (3.47) (0.38) 0.90
Total Income/(Loss) from Investment Operations
(2.45) 1.74 8.54 (3.37) (0.30) 0.96
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
– (0.10) (0.10) (0.08) (0.04) (0.01)
Distributions from net realized gain on investments
– (4.86) – – (1.81) (2.36)
Total Dividends and Distributions to Shareholders
– (4.96) (0.10) (0.08) (1.85) (2.37)
Paid-in Capital from Redemption Fees
(a)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
Net asset value, end of period
$ 12.44 $ 14.89 $ 18.11 $ 9.67 $ 13.12 $ 15.27
Total Return
(16.45)%
(c)
9.14% 88.56% (25.91)% (0.99)% 5.64%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
$ 64,320 $ 82,115 $ 106,613 $ 60,472 $ 85,230 $ 84,789
RATIOS TO AVERAGE NET ASSETS:
Net investment income
0.60%
(d)
0.66% 0.99% 0.74% 0.55% 0.36%
Net expenses
1.30%
(d)
1.30% 1.30% 1.30% 1.30% 1.30%
Gross expenses
1.30%
(d)
1.30% 1.30% 1.30% 1.30% 1.30%
Portfolio turnover rate
68%
(c)
116% 121% 127% 147% 117%
footer
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.005 per share.
(c) Not annualized.
(d) Annualized.

Financial Highlights
CornerCap Small-Cap Value Fund - Institutional Shares
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2022
Selected data for each share of beneficial interest outstanding throughout the periods indicated:
Six Months
Ended
September
30, 2022
(Unaudited)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Year
Ended
March 31,
2018
INSTITUTIONAL SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
$ 14.93 $ 18.16 $ 9.69 $ 13.15 $ 15.30 $ 16.70
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
(a)
0.06 0.17 0.18 0.14 0.13 0.11
Net realized and unrealized gain (loss) on investments
(2.50) 1.63 8.43 (3.48) (0.39) 0.91
Total Income/(Loss) from Investment Operations
(2.44) 1.80 8.61 (3.34) (0.26) 1.02
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
– (0.17) (0.14) (0.12) (0.08) (0.06)
Distributions from net realized gain on investments
– (4.86) – – (1.81) (2.36)
Total Dividends and Distributions to Shareholders
– (5.03) (0.14) (0.12) (1.89) (2.42)
Paid-in Capital from Redemption Fees
(a)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
Net asset value, end of period
$ 12.49 $ 14.93 $ 18.16 $ 9.69 $ 13.15 $ 15.30
Total Return
(16.34)%
(c)
9.45% 89.19% (25.72)% (0.68)% 5.96%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
$ 55,973 $ 69,206 $ 63,407 $ 27,890 $ 34,161 $ 37,788
RATIOS TO AVERAGE NET ASSETS:
Net investment income
0.91%
(d)
0.96% 1.31% 1.05% 0.84% 0.67%
Net expenses
1.00%
(d)
1.00% 1.00% 1.00% 1.00% 1.00%
Gross expenses
1.00%
(d)
1.00% 1.00% 1.00% 1.00% 1.00%
Portfolio turnover rate
68%
(c)
116% 121% 127% 147% 117%
footer
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.005 per share.
(c) Not annualized.
(d) Annualized.

Notes to Financial Statements
September 30, 2022 (Unaudited)

www.cornercapfunds.com
1. ORGANIZATION
The CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is
registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The
Trust currently consists of the CornerCap Small-Cap Value Fund (the “Fund”). The Fund currently offers Investor Shares and Institutional Shares.
The Fund’s investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The
following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation – Portfolio securities including common stocks that are listed on national securities exchanges or the
NASDAQ National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks are classified as Level 1 of the fair value hierarchy. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.
Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Notes to Financial Statements
September 30, 2022 (Unaudited)
Semi Annual Report I September 30, 2022

REITs – The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.
The Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in the Fund’s annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax. Any reclassifications are treated as permanent book to tax differences and are reclassified within the components of net assets on the Statement of Assets and Liabilities, rather than reclassifying such amounts on the
Statements of Operations.
Federal Income Taxes – For Federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code of 1986
(“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended September 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund files
U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.
Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of the Fund.
Expenses that are directly attributable to more than one investment portfolio are allocated among the respective Funds in an equitable manner.
CornerCap Small-Cap Value Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Notes to Financial Statements
September 30, 2022 (Unaudited)

www.cornercapfunds.com
Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;
and
Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
The following is a summary of investments based on the inputs used to value the Fund’s investments as of September 30,
2022:
For the period ended September 30, 2022 , the Fund did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs
(Level 3) were used in determining fair value is not applicable. The Fund did not hold any derivative instruments at any time during the period .
3. SHARES OF BENEFICIAL INTEREST
On September 30, 2022 , there was an unlimited number of no par-value shares of beneficial interest authorized for the
Fund. Subject to certain exceptions, the Fund charges a 1% redemption fee, calculated as a percentage of the amount redeemed, on redemptions (sales or exchanges) made within sixty days of initial purchase of shares of the Fund. The redemption fees charged during the period are disclosed on the Statements of Changes in Net Assets.
Transactions in shares of beneficial interest were as follows:
CornerCap Small-Cap Value Fund:
Valuation Inputs
Investments at Value * Level 1 Level 2 Level 3 Total
Common Stocks $ 119,191,444 $ – $ – $ 119,191,444
Total $ 119,191,444 $ – $ – $ 119,191,444
* See Schedule of Investments for industry classification

Notes to Financial Statements
September 30, 2022 (Unaudited)
Semi Annual Report I September 30, 2022

4. FEDERAL TAX INFORMATION
The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the
Fund. Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.
The tax character of distributions paid for the years ended March 31, 2022 and March 31, 2021 were as follows:
For the year ended March 31, 2022 , the Fund recorded the following reclassifications to the accounts listed below. The reclassifications were primarily as a result of equalization utilized for tax purposes to meet distribution requirements.
CornerCap Small-Cap Value Fund:
Six Months Ended September 30, 2022 Year Ended March 31, 2022
Shares Amount Shares Amount
Shares Sold
Investor Shares
229,018 3,147,277 397,521 6,898,459
Institutional Shares
311,139 4,349,001 1,028,194 18,312,919
Shares Issued in Reinvestment of Dividends
Investor Shares
– – 1,528,864 23,162,296
Institutional Shares
– – 1,171,789 17,787,764
Total
540,157 7,496,278 4,126,368 66,161,438
Less Shares Redeemed
Investor Shares
(573,675) (7,835,684) (2,295,513) (40,361,324)
Institutional Shares
(466,168) (6,392,432) (1,054,424) (18,063,249)
Net increase (decrease)
(499,686) $ (6,731,838) 776,431 $ 7,736,865
Distributions Paid From: 2022 2021
Ordinary Income $ 25,828,099 $ 1,174,679
Long-term capital gains 15,651,791 -
Total $ 4 1,479,890 $ 1,17 4,679
Distributable Earning Paid-in-Capital
$ (2,750,000) $ 2,750,000

Notes to Financial Statements
September 30, 2022 (Unaudited)

www.cornercapfunds.com
As of March 31, 2022 , the components of distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, real estate investment trust investments and return of capital on equity securities.
The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as of September 30, 2022 , were as follows:
5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS
A. The Fund has an Investment Advisory Agreement with CornerCap Investment Counsel (the “Adviser”), pursuant to which the Adviser receives an Advisory Fee from the Fund, computed daily and payable monthly, at an annual rate of
0.90% of the Fund’s average daily net assets. Under the terms of each Advisory Agreement, the Adviser manages the
Fund’s investments subject to the approval of the Board of Trustees. The amount of expenses paid to the Adviser are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.
In addition, the Fund and the Adviser have entered into an Operating Services Agreement whereby the Adviser receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of 0.40% and 0.10% of the average daily net assets of the Fund Investor and Institutional Shares, respectively. The amounts of expenses paid to the Adviser as
Operating Services Fees are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.
The Adviser has contractually agreed to waive fees and reimburse the Fund so as to limit the Fund’s “Total Annual Fund
Operating Expenses” (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) as reflected in the following table:
Undistributed ordinary income $ 3,042,856
Undistributed long-term gain 7,275,118
Net unrealized appreciation on investments 9,798,063
Total $ 20,116,037
Gross Unrealized Appreciation $ 6,027,221
Gross Unrealized Depreciation (21,881,618)
Net Unrealized Depreciation $ (15,854,397)
Cost of investments for income tax purposes $ 135,045,841

Notes to Financial Statements
September 30, 2022 (Unaudited)
Semi Annual Report I September 30, 2022

The contractual agreement cannot be terminated prior to August 1, 2023, without the Board of Trustees’ approval. For the period ended September 30, 2022, the Adviser did not waive fees or reimburse expenses for the Fund.
B. The Fund and the Adviser have entered into the following agreements whereby the Adviser pays any associated fees from the Operating Services Fees it receives from the Fund to fund operational service providers pursuant to the following agreements:
1) Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services)
(“Apex”) provides fund accounting, fund administration services and transfer agency services to the Fund. Pursuant to an
Apex services agreement, the Adviser pays Apex customary fees for its services from the Operating Services Fee it receives from the Fund. Apex also provides certain shareholder report production, and EDGAR conversion and filing services;
2) Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Apex or their affiliates.
In addition, the Adviser pays all other operating expenses of the Fund, as outlined in the Operating Services Agreement.
Certain trustees and officers of the Fund are also directors and officers of the Adviser.
6. PURCHASES AND SALES OF SECURITIES
Investment transactions for the six months ended September 30, 2022 , excluding short-term investments, were as follows:
7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. As of September
30, 2022 , Charles Schwab & Co. held approximately 73.16% of the Fund. The shares are held under omnibus accounts
(whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).
Total Annual Fund Operating Expense Limitation
Investor Shares 1.30%
Purchases Sales
CornerCap Small-Cap Value Fund $ 92,449,051 $ 97,219,454

Notes to Financial Statements
September 30, 2022 (Unaudited)

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8. INDEMNIFICATIONS
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
9. SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:
Pursuant to the approval of a Plan of Reorganization by the shareholders of the Fund at a special meeting of the Fund’s shareholders held on November 4, 2022, the Fund transferred all of the assets and liabilities of the Fund to the CornerCap
Small-Cap Value Fund, a newly created mutual fund within Managed Portfolio Series, effective on or about November 18,
2022.

Additional Information
September 30, 2022 (Unaudited)
Semi Annual Report I September 30, 2022

1. PROXY VOTING POLICY
A copy of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Fund toll‐free at (888) 813‐8637 or on the Securities and Exchange
Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 is also available without charge, upon request, by calling the Fund toll‐free at (888) 813‐8637 and on the SEC’s website at http://www.sec.gov.
2. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form
N‐PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1‐800‐SEC‐0330.
3. COMPENSATION OF TRUSTEES
No interested Trustee, officer, or employee of the Fund receives any compensation from the Fund or Adviser for serving as an officer or Trustee of the Fund. Each Independent Trustee receives an annual retainer of $8,000, $5,000 for each regular meeting or special in-person meeting of the Trustees, and $2,000 for each special meeting attended by telephone;
members of the Audit Committee are paid $1,600 per Audit Committee meeting, and the Audit Committee Chairman is paid $3,200 per Audit Committee meeting. The Audit Committee will normally meet twice a year. Independent Trustee and
Audit Committee compensation is paid by the Adviser.
4. RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT
The Investment Company Act of 1940 requires that the Board of Trustees of the Fund (the “Board”), including all of the
Trustees who are not “interested persons” of the Fund (“Independent Trustees”), annually review the Fund’s investment advisory agreement with the Adviser (the “Agreement”) and consider whether or not to re-approve them for an additional year. At its meeting on May 12, 2022, the Board, including the Independent Trustees, conducted such a review and approved the continuation of the Fund’s Agreement. Kate A. McCurry, of Kilpatrick Townsend & Stockton LLP and Counsel to the
Fund, directed the Board to a memorandum prepared by Counsel that summarized the trustees’ fiduciary duties and responsibilities in reviewing and approving the Agreement. Counsel discussed with the Trustees the types of information that should be reviewed by the Board and their responsibilities in making an informed decision regarding the approval of the continuance of the Agreement. Thomas E. Quinn, Chief Executive Officer of the Adviser, then reviewed with the
Board a memorandum from the Adviser addressed to the Trustees that provided information regarding the Adviser and its business (the “Memorandum”). In deciding on whether to approve the continuation of the Agreement, the Board considered numerous factors, including:
(i) The Nature, Extent and Quality of the Services Provided by the Adviser. In this regard, the Board considered the responsibilities CornerCap would have under the Advisory Agreement. The Board reviewed the operating and investment

Additional Information
September 30, 2022 (Unaudited)

www.cornercapfunds.com
advisory services provided by CornerCap to the Fund, including, without limitation, its investment advisory services since the Fund’s inception, its coordination of services for the Fund among the Fund’s service providers, its compliance procedures and practices, its efforts to promote the Fund and assist in their distribution and its provision of officers for the Trust. After reviewing the foregoing information and further information in the Adviser Memorandum, the Board concluded that the nature, extent and quality of the services provided by CornerCap were satisfactory and adequate for the Fund.
(ii) The Investment Performance of the Fund and the Adviser. In this regard, the Board compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisers and comparable peer group indices. The Board also considered the consistency of CornerCap’s management of the Fund with the Fund’s investment objectives and policies. After reviewing the Fund’s short-term and long-term investment performance, CornerCap’s experience managing the Fund, CornerCap’s historical investment performance and other factors, the Board concluded that the investment performance of the Fund and CornerCap was reasonable in light of all factors considered.
(iii) The Costs of the Services to be Provided and Profits to be Realized by the Adviser and its Affiliates from the
Relationship with the Fund. In this regard, the Board considered CornerCap’s staffing, personnel and management of the
Fund; CornerCap’s compliance policies and procedures; the financial condition of CornerCap and the level of commitment to the Fund and CornerCap by the principals of CornerCap; the asset levels of the Fund; and the overall fees and expenses of the Fund, including the Fund’s advisory fee. The Board also considered CornerCap’s past and future expected profitability with respect to the Fund. The Board then reviewed the fees and expenses of the Fund and compared them to other funds similar in terms of the type of fund, the style of investment management, the size of the fund and the nature of the
Fund’s investment strategy, among other factors. The Board also considered fees charged by CornerCap to its other clients.
Following these comparisons and considerations and upon further discussion of the foregoing, the Board concluded that the fees to be paid to CornerCap by the Fund under the Advisory Agreement are appropriate and within the range of what would have been negotiated at arm’s length.
(iv) The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Advisory Fee Levels
Reflect These Economies of Scale for the Benefit of the Fund’s Investors. Following discussion of the Fund’s asset levels, expectations for growth, levels of fees, past adjustments to fees and expense limitation agreements, and the Adviser’s continuing commitment to competitive fees, the Board determined that the Fund’s fee arrangement provided appropriate opportunities for savings and protection for shareholders given the Fund’s current asset levels.
(v) Ancillary Benefits to the Adviser. The Board considered other benefits received by CornerCap from management of the Fund, such as soft dollar credits in connection with some portfolio transactions for the Fund, and CornerCap’s ability to place accounts in the Fund that are too small for CornerCap’s separate account services. The Board also considered that publicity of the Fund may benefit the Adviser’s other business lines.
After full consideration of the above factors as well as other factors, the Board unanimously approved the continuance and renewal of the Agreement.

Additional Information
September 30, 2022 (Unaudited)
Semi Annual Report I September 30, 2022

5. Liquidity Risk Management
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the
“Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the
Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.
The liquidity risk management program (the “Program Administrator”) reported on its assessment of the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period January 1, 2021 through December 31, 2021 in order to prepare a written report to the Board for review at its meeting held on May 12, 2022.
The Program Administrator’s report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii)
the Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds
“highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund were noted in the report.
6. TRUSTEES AND OFFICERS
The business affairs of the Fund is managed under the direction of the Fund’s Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Fund is set forth below.
Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees”. The Fund’s Statement of Additional
Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-
813-8637.

Additional Information
September 30, 2022 (Unaudited)

www.cornercapfunds.com
INTERESTED TRUSTEES
Name, Address and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
Thomas E. Quinn
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1945
Trustee, Chairman of the
Board, President, Chief
Financial Officer, and
Treasurer
since 1992
1 Chief Financial Officer, CornerCap
Investment Counsel (since 1989); Chief
Executive Officer, CornerCap Investment
Counsel (1989-2020); Vice-Chairman,
Church Investment Group (non-profit)
(2013-present).
None
INDEPENDENT TRUSTEES
Name, Address* and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
Richard L. Boger
Born: 1946
Trustee
since 1992
1 President & CEO, Lex-Tek International,
Inc. (a financial services and software
consulting company), (1991-2021);
Managing Trustee, Boger-Owen FNDN
(2012-present); Heathland Holdings, LLP,
and General Partner, Shawnee Meadow
Holdings, LLLP (real estate and related
companies) (2004-present).
Director, Gray Television, Inc.
since 1991.
Laurin M. McSwain
Born: 1951
Trustee
since 1994
1 Attorney, Lefkoff, Duncan, Grimes,
McSwain, Hass & Hanley P.C.
(2003-present).
None
Leslie W. Gates
Born: 1955
Trustee
since 2006
1 Retired, 2005. Partner, Williams Benator
& Libby, LLP (CPA firm) (1989-2004).
None
G. Harry Durity
Born: 1946
Trustee
1992-2004, since 2010
1 Senior Advisor, Consultant, New
Mountain Capital, LLC (asset management
company) (2005-present); Director,
Alexander Mann Solutions (Private
company) (2014-2018).
Former Director, National
Medical Health Card; Former
Director, WebSite Pros, Inc.
*All Independent Trustees can be contacted via the Fund at:
P.O. Box 588, Portland, ME 04112.
OFFICERS
Name, Address and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
Richard T. Bean
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1962
Vice President of the Fund
since 1996
N/A Portfolio Manager (since 1996) and
Chief Investment Officer (since 2020),
CornerCap Investment Counsel.
N/A

Additional Information
September 30, 2022 (Unaudited)
Semi Annual Report I September 30, 2022

OFFICERS
Name, Address and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
John A. Hackney
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1966
Chief Compliance Officer since
2004 and Secretary of the
Fund since 1999
N/A Chief Compliance Officer, CornerCap
Investment Counsel.
Chief Compliance Officer,
Church Investment Group
(non-profit)
J. Cannon Carr, Jr.
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1967
Vice President of the Fund
since 2019
N/A Chief Executive Officer, CornerCap
Investment Counsel (since 2020); Chief
Investment Officer, CornerCap Investment
Counsel (2013-2020).
N/A

www.cornercapfunds.com
888-813-8637
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the
shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an
effective prospectus, which includes information regarding the
Fund’s risks, objectives, fees and expenses, experience of their management and other information.
232-SAR-0922

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of the report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Note applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2)
Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)
Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              CornerCap Group of Funds

By        /s/ Thomas E. Quinn
Thomas E. Quinn
President

Date       November 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/ Thomas E. Quinn
Thomas E. Quinn
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date       November 16, 2022